Discontinued Operations, Maidstone Acquisition (Details) - USD ($) $ in Thousands	Jan. 02, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchase Price Allocation [Abstract]
Goodwill		$ 154,282	$ 145,939	$ 134,620
Interboro [Member]
Purchase Price Allocation [Abstract]
Fixed maturities available for sale	$ 25,386
Cash and cash equivalents	12,795
Investment income due and accrued	203
Premiums receivable	7,158
Property, plant and equipment	408
Intangible assets	2,100
Other assets	615
Reserves for losses and loss adjustment expenses	(30,672)
Unearned premiums	(12,784)
Advance premium collected	(651)
Deferred tax liability	(420)
Other liabilities	(2,395)
Net assets acquired	1,743
Consideration exchanged	2,500
Goodwill	$ 757